Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Vs Performance

Year	CEO Pay		Other NEO Pay		Value of Initial Fixed $100 Investment Based On:		Other Performance Measures
	Summary Compensation Table Total Compensation ($)	Compensation Actually Paid(3) ($)	Average Summary Compensation Table Total Compensation ($)	Average Compensation Actually Paid(3) ($)	Cumulative TSR(1) ($)	Cumulative Peer Group TSR(2) ($)	Net Income (in millions) ($)	Net Sales (in millions) ($)
2022	14,658,743	(17,540,875)	3,546,548	(1,911,451)	100.38	139.00	463	4,915
2021	13,589,616	37,632,608	3,261,693	6,936,499	233.01	193.58	837	4,845
2020	10,077,727	23,856,956	1,836,299	2,998,842	150.46	143.89	504	3,813
(1)

The Cumulative Total Stockholder Return (“TSR”) reflects the value of $100 invested in Zebra common stock on December 31, 2019, assuming the reinvestment of dividends.

(2)

The Cumulative Peer Group TSR is market-cap weighted and reflects the TSR for S&P Information Technology Index, which is the peer group that Zebra uses for its industry comparators/index in its Form 10-K.

(3)

To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

CEO SCT Total to CAP Reconciliation
Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Equity Compensation ($)	Other Compensation(i) ($)	SCT Total ($)	Deductions from SCT Total(ii) ($)	Additions to / (Subtractions from) SCT Total(iii) ($)	Compensation Actually Paid ($)
2022	1,200,000	1,255,500	12,000,000	203,243	14,658,743	(12,000,000)	(20,199,618)	(17,540,875)
2021	1,200,000	2,912,760	9,250,404	226,452	13,589,616	(9,250,404)	33,293,396	37,632,608
2020	1,093,846	781,725	8,000,100	202,056	10,077,727	(8,000,100)	21,779,329	23,856,956
(i)

Reflects “all other compensation” reported in the SCT for each year shown.

(ii)

Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)

Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year listed in the table is further detailed in the supplemental table below.

Other NEO SCT Total to CAP Reconciliation
Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Equity Compensation ($)	Other Compensation(i) ($)	SCT Total ($)	Deductions from SCT Total(ii) ($)	Additions to / (Subtractions from) SCT Total(iii) ($)	Compensation Actually Paid ($)
2022	596,796	445,129	2,437,500	67,123	3,546,548	(2,437,500)	(3,020,498)	(1,911,451)
2021	543,632	862,629	1,800,441	54,991	3,261,693	(1,800,441)	5,475,248	6,936,499
2020	440,963	145,738	1,217,163	32,435	1,836,299	(1,217,163)	2,379,706	2,998,842
(i)

Reflects “all other compensation” reported in the SCT for each year shown.

(ii)

Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)

Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year listed in the table is further detailed in the supplemental table below.

Equity Component of CAP for FY 2022[1]
Equity Type	CEO				Other NEOs
	Fair Value of Current Year Equity Awards at 12/31/2022 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2022 ($)	Change in Value of Prior Years’ Awards that Vested in FY2022 ($)	Equity Value Included in CAP ($)	Fair Value of Current Year Equity Awards at 12/31/2022 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2022 ($)	Change in Value of Prior Years’ Awards that Vested in FY2022 ($)	Equity Value Included in CAP ($)
SAR	0	(4,749,403)	(3,927,669)	(8,677,071)	0	(567,776)	(488,103)	(1,055,879)
RSU	3,345,894	(3,208,002)	(2,679,084)	(2,541,192)	679,743	(542,996)	(379,301)	(242,554)
PSU	5,018,713	(8,323,393)	(5,676,675)	(8,981,355)	1,019,551	(2,115,266)	(626,351)	(1,722,066)
Total	8,364,607	(16,280,798)	(12,283,428)	(20,199,618)	1,699,294	(3,226,037)	(1,493,755)	(3,020,498)
1.

Anders Gustafsson served as our principal executive officer for all of 2022. The Other NEOs columns represent the following individuals for 2022: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2021[1]
Equity Type	CEO				Other NEO
	Fair Value of Current Year Equity Awards at 12/31/2021 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2021 ($)	Change in Value of Prior Years’ Awards that Vested in FY2021 ($)	Equity Value Included in CAP ($)	Fair Value of Current Year Equity Awards at 12/31/2021 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2021 ($)	Change in Value of Prior Years’ Awards that Vested in FY2021 ($)	Equity Value Included in CAP ($)
SAR	0	6,424,221	2,385,222	8,809,443	0	780,885	310,428	1,091,314
RSU	4,565,184	2,864,669	1,487,720	8,917,573	890,568	368,707	212,330	1,471,604
PSU	6,847,776	5,838,780	2,879,824	15,566,380	1,332,653	1,174,409	405,268	2,912,330
Total	11,412,960	15,127,670	6,752,766	33,293,396	2,223,221	2,324,001	928,026	5,475,248
1.

Anders Gustafsson served as our principal executive officer for all of 2021. The Other NEOs columns represent the following individuals for 2021: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2020[1]
Equity Type	CEO				Other NEO
	Fair Value of Current Year Equity Awards at 12/31/2020 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2020 ($)	Change in Value of Prior Years’ Awards that Vested in FY2020 ($)	Equity Value Included in CAP ($)	Fair Value of Current Year Equity Awards at 12/31/2020 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2020 ($)	Change in Value of Prior Years’ Awards that Vested in FY2020 ($)	Equity Value Included in CAP ($)
SAR	3,560,497	4,382,827	(748,856)	7,194,468	356,474	421,051	(92,071)	685,454
RSU	5,020,503	1,946,239	(620,904)	6,345,838	557,816	184,700	(85,710)	656,806
PSU	5,020,503	3,953,314	(734,794)	8,239,023	502,704	637,309	(102,566)	1,037,447
Total	13,601,503	10,282,380	(2,104,554)	21,779,329	1,416,994	1,243,060	(280,348)	2,379,706
1.

Anders Gustafsson served as our principal executive officer for all of 2020. The Other NEOs columns represent the following individuals for 2020: William Burns, Joachim Heel, Cristen Kogl, Olivier Leonetti (former CFO) and Nathan Winters.

Named Executive Officers, Footnote [Text Block]	(1) The Cumulative Total Stockholder Return (“TSR”) reflects the value of $100 invested in Zebra common stock on December 31, 2019, assuming the reinvestment of dividends.
Peer Group Issuers, Footnote [Text Block]	The Cumulative Peer Group TSR is market-cap weighted and reflects the TSR for S&P Information Technology Index, which is the peer group that Zebra uses for its industry comparators/index in its Form 10-K.
PEO Total Compensation Amount	$ 14,658,743	$ 13,589,616	$ 10,077,727
PEO Actually Paid Compensation Amount	$ (17,540,875)	37,632,608	23,856,956
Adjustment To PEO Compensation, Footnote [Text Block]
CEO SCT Total to CAP Reconciliation
Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Equity Compensation ($)	Other Compensation(i) ($)	SCT Total ($)	Deductions from SCT Total(ii) ($)	Additions to / (Subtractions from) SCT Total(iii) ($)	Compensation Actually Paid ($)
2022	1,200,000	1,255,500	12,000,000	203,243	14,658,743	(12,000,000)	(20,199,618)	(17,540,875)
2021	1,200,000	2,912,760	9,250,404	226,452	13,589,616	(9,250,404)	33,293,396	37,632,608
2020	1,093,846	781,725	8,000,100	202,056	10,077,727	(8,000,100)	21,779,329	23,856,956
(i)

Reflects “all other compensation” reported in the SCT for each year shown.

(ii)

Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)

Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year listed in the table is further detailed in the supplemental table below.

Equity Component of CAP for FY 2022[1]
Equity Type	CEO				Other NEOs
	Fair Value of Current Year Equity Awards at 12/31/2022 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2022 ($)	Change in Value of Prior Years’ Awards that Vested in FY2022 ($)	Equity Value Included in CAP ($)	Fair Value of Current Year Equity Awards at 12/31/2022 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2022 ($)	Change in Value of Prior Years’ Awards that Vested in FY2022 ($)	Equity Value Included in CAP ($)
SAR	0	(4,749,403)	(3,927,669)	(8,677,071)	0	(567,776)	(488,103)	(1,055,879)
RSU	3,345,894	(3,208,002)	(2,679,084)	(2,541,192)	679,743	(542,996)	(379,301)	(242,554)
PSU	5,018,713	(8,323,393)	(5,676,675)	(8,981,355)	1,019,551	(2,115,266)	(626,351)	(1,722,066)
Total	8,364,607	(16,280,798)	(12,283,428)	(20,199,618)	1,699,294	(3,226,037)	(1,493,755)	(3,020,498)
1.

Anders Gustafsson served as our principal executive officer for all of 2022. The Other NEOs columns represent the following individuals for 2022: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2021[1]
Equity Type	CEO				Other NEO
	Fair Value of Current Year Equity Awards at 12/31/2021 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2021 ($)	Change in Value of Prior Years’ Awards that Vested in FY2021 ($)	Equity Value Included in CAP ($)	Fair Value of Current Year Equity Awards at 12/31/2021 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2021 ($)	Change in Value of Prior Years’ Awards that Vested in FY2021 ($)	Equity Value Included in CAP ($)
SAR	0	6,424,221	2,385,222	8,809,443	0	780,885	310,428	1,091,314
RSU	4,565,184	2,864,669	1,487,720	8,917,573	890,568	368,707	212,330	1,471,604
PSU	6,847,776	5,838,780	2,879,824	15,566,380	1,332,653	1,174,409	405,268	2,912,330
Total	11,412,960	15,127,670	6,752,766	33,293,396	2,223,221	2,324,001	928,026	5,475,248
1.

Anders Gustafsson served as our principal executive officer for all of 2021. The Other NEOs columns represent the following individuals for 2021: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2020[1]
Equity Type	CEO				Other NEO
	Fair Value of Current Year Equity Awards at 12/31/2020 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2020 ($)	Change in Value of Prior Years’ Awards that Vested in FY2020 ($)	Equity Value Included in CAP ($)	Fair Value of Current Year Equity Awards at 12/31/2020 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2020 ($)	Change in Value of Prior Years’ Awards that Vested in FY2020 ($)	Equity Value Included in CAP ($)
SAR	3,560,497	4,382,827	(748,856)	7,194,468	356,474	421,051	(92,071)	685,454
RSU	5,020,503	1,946,239	(620,904)	6,345,838	557,816	184,700	(85,710)	656,806
PSU	5,020,503	3,953,314	(734,794)	8,239,023	502,704	637,309	(102,566)	1,037,447
Total	13,601,503	10,282,380	(2,104,554)	21,779,329	1,416,994	1,243,060	(280,348)	2,379,706
1.

Anders Gustafsson served as our principal executive officer for all of 2020. The Other NEOs columns represent the following individuals for 2020: William Burns, Joachim Heel, Cristen Kogl, Olivier Leonetti (former CFO) and Nathan Winters.

Non-PEO NEO Average Total Compensation Amount	$ 3,546,548	3,261,693	1,836,299
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,911,451)	6,936,499	2,998,842
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Other NEO SCT Total to CAP Reconciliation
Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Equity Compensation ($)	Other Compensation(i) ($)	SCT Total ($)	Deductions from SCT Total(ii) ($)	Additions to / (Subtractions from) SCT Total(iii) ($)	Compensation Actually Paid ($)
2022	596,796	445,129	2,437,500	67,123	3,546,548	(2,437,500)	(3,020,498)	(1,911,451)
2021	543,632	862,629	1,800,441	54,991	3,261,693	(1,800,441)	5,475,248	6,936,499
2020	440,963	145,738	1,217,163	32,435	1,836,299	(1,217,163)	2,379,706	2,998,842
(i)

Reflects “all other compensation” reported in the SCT for each year shown.

(ii)

Represents the grant date fair value of equity-based awards granted each year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)

Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year listed in the table is further detailed in the supplemental table below.

Equity Component of CAP for FY 2022[1]
Equity Type	CEO				Other NEOs
	Fair Value of Current Year Equity Awards at 12/31/2022 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2022 ($)	Change in Value of Prior Years’ Awards that Vested in FY2022 ($)	Equity Value Included in CAP ($)	Fair Value of Current Year Equity Awards at 12/31/2022 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2022 ($)	Change in Value of Prior Years’ Awards that Vested in FY2022 ($)	Equity Value Included in CAP ($)
SAR	0	(4,749,403)	(3,927,669)	(8,677,071)	0	(567,776)	(488,103)	(1,055,879)
RSU	3,345,894	(3,208,002)	(2,679,084)	(2,541,192)	679,743	(542,996)	(379,301)	(242,554)
PSU	5,018,713	(8,323,393)	(5,676,675)	(8,981,355)	1,019,551	(2,115,266)	(626,351)	(1,722,066)
Total	8,364,607	(16,280,798)	(12,283,428)	(20,199,618)	1,699,294	(3,226,037)	(1,493,755)	(3,020,498)
1.

Anders Gustafsson served as our principal executive officer for all of 2022. The Other NEOs columns represent the following individuals for 2022: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2021[1]
Equity Type	CEO				Other NEO
	Fair Value of Current Year Equity Awards at 12/31/2021 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2021 ($)	Change in Value of Prior Years’ Awards that Vested in FY2021 ($)	Equity Value Included in CAP ($)	Fair Value of Current Year Equity Awards at 12/31/2021 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2021 ($)	Change in Value of Prior Years’ Awards that Vested in FY2021 ($)	Equity Value Included in CAP ($)
SAR	0	6,424,221	2,385,222	8,809,443	0	780,885	310,428	1,091,314
RSU	4,565,184	2,864,669	1,487,720	8,917,573	890,568	368,707	212,330	1,471,604
PSU	6,847,776	5,838,780	2,879,824	15,566,380	1,332,653	1,174,409	405,268	2,912,330
Total	11,412,960	15,127,670	6,752,766	33,293,396	2,223,221	2,324,001	928,026	5,475,248
1.

Anders Gustafsson served as our principal executive officer for all of 2021. The Other NEOs columns represent the following individuals for 2021: William Burns, Joachim Heel, Cristen Kogl and Nathan Winters.

Equity Component of CAP for FY 2020[1]
Equity Type	CEO				Other NEO
	Fair Value of Current Year Equity Awards at 12/31/2020 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2020 ($)	Change in Value of Prior Years’ Awards that Vested in FY2020 ($)	Equity Value Included in CAP ($)	Fair Value of Current Year Equity Awards at 12/31/2020 ($)	Change in value of Prior Years’ Awards Unvested at 12/31/2020 ($)	Change in Value of Prior Years’ Awards that Vested in FY2020 ($)	Equity Value Included in CAP ($)
SAR	3,560,497	4,382,827	(748,856)	7,194,468	356,474	421,051	(92,071)	685,454
RSU	5,020,503	1,946,239	(620,904)	6,345,838	557,816	184,700	(85,710)	656,806
PSU	5,020,503	3,953,314	(734,794)	8,239,023	502,704	637,309	(102,566)	1,037,447
Total	13,601,503	10,282,380	(2,104,554)	21,779,329	1,416,994	1,243,060	(280,348)	2,379,706
1.

Anders Gustafsson served as our principal executive officer for all of 2020. The Other NEOs columns represent the following individuals for 2020: William Burns, Joachim Heel, Cristen Kogl, Olivier Leonetti (former CFO) and Nathan Winters.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs Zebra TSR

The CEO and other NEO CAP amounts align with Zebra’s TSR over the 2020-2022 period. This reflects Zebra’s use of equity incentives for its Executive Officer compensation, which are tied directly to Zebra’s stock price and financial performance. Over the 2020-2022 period, equity incentives comprised on average over 75% of the CEO’s target compensation per year and over 55% of the other NEOs target compensation per year. Because Zebra’s CEO has such a high percentage of compensation tied to equity, the CEO would have a much larger increase in CAP than the other NEOs when the stock price is strong as in 2021, and a much larger decrease in CAP than the other NEOs when the stock price decreases as in 2022. This practice aligns the interests of our Executive Officers with those of our stockholders.

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs Net Income

Zebra’s CEO and other NEO CAP amounts align with Zebra’s Net Income. The CAP amounts are sensitive to changes in Zebra’s stock price, which Net Income would affect. Zebra does not use Net Income to determine compensation levels or payouts under the annual cash incentive plan or the performance-based equity grants.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs Company Selected Measure: Net Sales

Zebra uses Net Sales as a metric for its annual cash incentive plan and Net Sales CAGR as a metric for performance equity awards. As indicated below, with a higher growth in Net Sales between 2020 and 2021, the CEO and Other NEO 2021 CAP amounts increased above the 2020 CAP amounts. As Net Sales growth slowed between 2021 and 2022, the CEO and Other NEO CAP amounts declined.

Total Shareholder Return Vs Peer Group [Text Block]
TSR Comparison

As shown in the chart below, the Company’s 3-year cumulative TSR is less than the companies included in our industry index.

YEAR	INDEXED TSR
	Cumulative TSR ($)	Cumulative Peer Group TSR ($)
2022	100.38	139.00
2021	233.01	193.58
2020	150.46	143.89

Tabular List [Table Text Block]

The five items listed below represent the most important metrics we used to link Compensation Actually Paid to Company performance for 2022 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Annual Cash Incentive Plan Performance Metrics” and “Performance-Vested Restricted Stock.” The measures in the table are not ranked.

Most Important Performance Measures
Net Sales	Net Sales Compound Annual Growth Rate (CAGR)
Adjusted EBITDA	EBITDA Margin
Enterprise Asset Intelligence Index

Total Shareholder Return Amount	$ 100.38	233.01	150.46
Peer Group Total Shareholder Return Amount	139.00	193.58	143.89
Net Income (Loss)	$ 463,000,000	$ 837,000,000	$ 504,000,000
Company Selected Measure Amount	4,915,000,000	4,845,000,000	3,813,000,000
PEO Name	Anders Gustafsson	Anders Gustafsson	Anders Gustafsson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Enterprise Asset Intelligence Index
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales Compound Annual Growth Rate (CAGR)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Margin
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,200,000	$ 1,200,000	$ 1,093,846
PEO [Member] | Adjustment Type 1 [Member] | S A R [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	3,560,497
PEO [Member] | Adjustment Type 1 [Member] | R S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,345,894	4,565,184	5,020,503
PEO [Member] | Adjustment Type 1 [Member] | P S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,018,713	6,847,776	5,020,503
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,255,500	2,912,760	781,725
PEO [Member] | Adjustment Type 2 [Member] | S A R [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,749,403)	6,424,221	4,382,827
PEO [Member] | Adjustment Type 2 [Member] | R S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,208,002)	2,864,669	1,946,239
PEO [Member] | Adjustment Type 2 [Member] | P S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,323,393)	5,838,780	3,953,314
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,000,000	9,250,404	8,000,100
PEO [Member] | Adjustment Type 3 [Member] | S A R [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,927,669)	2,385,222	(748,856)
PEO [Member] | Adjustment Type 3 [Member] | R S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,679,084)	1,487,720	(620,904)
PEO [Member] | Adjustment Type 3 [Member] | P S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,676,675)	2,879,824	(734,794)
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	203,243	226,452	202,056
PEO [Member] | Adjustment Type 4 [Member] | S A R [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,677,071)	8,809,443	7,194,468
PEO [Member] | Adjustment Type 4 [Member] | R S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,541,192)	8,917,573	6,345,838
PEO [Member] | Adjustment Type 4 [Member] | P S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,981,355)	15,566,380	8,239,023
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,000,000)	(9,250,404)	(8,000,100)
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,199,618)	33,293,396	21,779,329
PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,364,607	11,412,960	13,601,503
PEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,280,798)	15,127,670	10,282,380
PEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,283,428)	6,752,766	(2,104,554)
PEO [Member] | Adjustment Type 10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,199,618)	33,293,396	21,779,329
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	596,796	543,632	440,963
Non-PEO NEO [Member] | Adjustment Type 1 [Member] | S A R [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	356,474
Non-PEO NEO [Member] | Adjustment Type 1 [Member] | R S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	679,743	890,568	557,816
Non-PEO NEO [Member] | Adjustment Type 1 [Member] | P S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,019,551	1,332,653	502,704
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	445,129	862,629	145,738
Non-PEO NEO [Member] | Adjustment Type 2 [Member] | S A R [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(567,776)	780,885	421,051
Non-PEO NEO [Member] | Adjustment Type 2 [Member] | R S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(542,996)	368,707	184,700
Non-PEO NEO [Member] | Adjustment Type 2 [Member] | P S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,115,266)	1,174,409	637,309
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,437,500	1,800,441	1,217,163
Non-PEO NEO [Member] | Adjustment Type 3 [Member] | S A R [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(488,103)	310,428	(92,071)
Non-PEO NEO [Member] | Adjustment Type 3 [Member] | R S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(379,301)	212,330	(85,710)
Non-PEO NEO [Member] | Adjustment Type 3 [Member] | P S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(626,351)	405,268	(102,566)
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	67,123	54,991	32,435
Non-PEO NEO [Member] | Adjustment Type 4 [Member] | S A R [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,055,879)	1,091,314	685,454
Non-PEO NEO [Member] | Adjustment Type 4 [Member] | R S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(242,554)	1,471,604	656,806
Non-PEO NEO [Member] | Adjustment Type 4 [Member] | P S U [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,722,066)	2,912,330	1,037,447
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,546,548	3,261,693	1,836,299
Non-PEO NEO [Member] | Adjustment Typ 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,437,500)	(1,800,441)	(1,217,163)
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,020,498)	5,475,248	2,379,706
Non-PEO NEO [Member] | Adjustment Type 11 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,699,294	2,223,221	1,416,994
Non-PEO NEO [Member] | Adjustment Type 12 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,226,037)	2,324,001	1,243,060
Non-PEO NEO [Member] | Adjustment Type 13 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,493,755)	928,026	(280,348)
Non-PEO NEO [Member] | Adjustment Type 14 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,020,498)	$ 5,475,248	$ 2,379,706
Non Peo [Member] | William Burns [Member]
Pay vs Performance Disclosure [Table]
PEO Name	William Burns	William Burns	William Burns
Non Peo [Member] | Joachim Heel [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Joachim Heel	Joachim Heel	Joachim Heel
Non Peo [Member] | Cristen Kogl [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Cristen Kogl	Cristen Kogl	Cristen Kogl
Non Peo [Member] | Nathan Winters [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Nathan Winters	Nathan Winters	Nathan Winters
Non Peo [Member] | Olivier Leonetti [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Olivier Leonetti